RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2015	Mar. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from a related party	$ 4,538		$ 4,653
Repayment of loan by a related party	2,324	$ 1,291
Additional loan made to related party	$ 2,209